Other Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Commitments [Line Items]
Resale agreements, unfunded commitments	$ 12,000	$ 7,500
Purchase commitment [Member] | Debt securities [Member]
Other Commitments [Line Items]
Other commitment	18	18
Purchase commitment [Member] | Equity securities [Member]
Other Commitments [Line Items]
Other commitment	$ 3,200	$ 2,700